Acquisitions And Divestitures	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions and Divestitures
ACQUISITIONS AND DIVESTITURES
Sale of Thermal Systems Business
In the first quarter of 2015, the Company entered into a definitive agreement for the sale of substantially all of the assets and liabilities of the Company's wholly-owned Thermal Systems business. The Company also committed to a plan to dispose of its interests in two joint ventures which were previously reported within the Thermal Systems segment. Accordingly, the Company has determined that the Thermal Systems business met the criteria to be classified as a discontinued operation as of March 31, 2015. Refer to Note 25. Discontinued Operations for further disclosure related to the Company's discontinued operations.
Acquisition of Antaya Technologies Corporation
On October 31, 2014, the Company acquired 100% of the share capital of Antaya Technologies Corporation (“Antaya”), a leading manufacturer of on-glass connectors to the global automotive industry for an estimated transaction value of approximately $151 million. Antaya has a global footprint with locations in Asia, Europe and North America. The Company paid $140 million at closing, with an additional cash payment of up to $40 million due upon the achievement of certain financial performance metrics over a 3-year period ending October 31, 2017. The range of the undiscounted amounts the Company could be required to pay for this earn-out payment is between $0 and $40 million. The Company determined the fair value of the liability for the contingent consideration based on a probability-weighted discounted cash flow analysis using a rate that reflects the uncertainty surrounding the expected outcomes, which the Company believes is appropriate and representative of market participant assumptions. Any future changes to the fair value of the contingent consideration will be determined each period and recorded to Other income (expense) in the consolidated statement of operations. As of the closing date of the acquisition, the contingent consideration was assigned a preliminary fair value of approximately $11 million, and was classified within Other long-term liabilities in the consolidated balance sheet at December 31, 2014. The results of operations of Antaya have been included in the accompanying consolidated statements of operations from the date of acquisition within the Electrical/Electronic Architecture segment.
The acquisition was accounted for as a business combination, with the total purchase price allocated on a preliminary basis using information available, in the fourth quarter of 2014. The preliminary purchase price and related allocation to the acquired net assets of Antaya based on their estimated fair values is shown below (in millions):
Assets acquired and liabilities assumed

Purchase price, cash consideration	$140
Purchase price, fair value of contingent consideration	11
Total purchase price	$151

Definite-lived intangible assets	$75
Other assets purchased and liabilities assumed, net	(17)
Identifiable net assets acquired	58
Goodwill resulting from purchase	93
Total purchase price allocation	$151

Intangible assets include amounts recognized for the fair value of customer-based and technology-related assets, and will be amortized over their useful lives of approximately 14 years. The fair value of these assets was generally estimated utilizing income and market approaches. The Company acquired Antaya utilizing cash on hand.
The purchase price and related allocation could be revised as a result of adjustments made to the purchase price, additional information obtained regarding liabilities assumed, including, but not limited to, contingent liabilities and certain tax attributes.
The pro forma effects of this acquisition would not materially impact the Company's reported results for any period presented, and as a result no pro forma financial statements were presented.
Acquisition of Unwired Holdings, Inc.
On October 1, 2014, Delphi acquired 100% of the equity interests of Unwired Holdings, Inc., ("Unwired"), a media connectivity module supplier to the global automotive industry, for $190 million, net of approximately $19 million for acquired cash, excess net working capital and certain tax benefits, which are subject to certain post-closing adjustments. The results of operations of Unwired have been included in the accompanying consolidated statements of operations from the date of acquisition within the Electrical/Electronic Architecture segment.
The acquisition was accounted for as a business combination, with the total purchase price allocated on a preliminary basis using information available, in the fourth quarter of 2014. The preliminary purchase price and related allocation to the acquired net assets of Unwired based on their estimated fair values is shown below (in millions):
Assets acquired and liabilities assumed

Purchase price, cash consideration	$190
Purchase price, acquired cash, excess net working capital and certain tax benefits	19
Total purchase price	$209

Definite-lived intangible assets	$63
Other assets purchased and liabilities assumed, net	20
Identifiable net assets acquired	83
Goodwill resulting from purchase	126
Total purchase price allocation	$209

The acquired other intangible assets include both developed technology and customer relationships, and will be amortized over their estimated useful lives of approximately 10 years. The fair value of these assets was generally estimated utilizing income and market approaches. The Company acquired Unwired utilizing cash on hand.
The purchase price and related allocation could be revised as a result of adjustments made to the purchase price, additional information obtained regarding liabilities assumed, including, but not limited to, contingent liabilities and certain tax attributes.
The pro forma effects of this acquisition would not materially impact the Company's reported results for any period presented, and as a result no pro forma financial statements were presented.
Acquisition of Motorized Vehicles Division of FCI
On October 26, 2012, Delphi acquired 100% of the equity interests of MVL for €765 million, or approximately $1 billion based on exchange rates on the acquisition date. MVL, a leading global manufacturer of automotive connection systems with a focus on high-value, leading technology applications, is based in Guyancourt, France, had 2011 sales of €692 million (approximately 12% to Delphi that will be eliminated on a consolidated basis) and global operations. The operating results of MVL are reported within the Electrical/Electronic Architecture segment from the date of acquisition.
Upon completing the acquisition, Delphi incurred related transaction expenses totaling approximately $13 million, which were recorded in other expenses in the statement of operations. The cash payments required to close the transaction were funded using existing cash on hand, including $363 million drawn under the Credit Agreement and additional European factoring.
The acquisition was accounted for as a business combination, with the purchase price allocated on a preliminary basis using information available, in the fourth quarter of 2012. The purchase price and related allocation were finalized in the three months ended March 31, 2013. The final purchase price and related allocation are shown below (in millions):
Assets acquired and liabilities assumed

Purchase price, net of cash acquired	$978

Property, plant and equipment	$249
Intangible assets	278
Other assets purchased and liabilities assumed, net	(7)
Identifiable net assets acquired	520
Goodwill resulting from purchase	458
Total purchase price allocation	$978

Intangible assets include estimated amounts recognized for the fair value of customer-based and technology-related assets. It is currently estimated that these intangible assets have a weighted average useful life of approximately 12 years. The valuation of the intangible assets acquired was based on management's estimates, available information, and reasonable and supportable assumptions. The fair value of these assets was generally estimated based on utilizing income and market approaches.
The pro forma effects of this acquisition would not materially impact the Company's reported results for any period presented, and as a result no pro forma financial statements were presented.
Sale of Italian Thermal Special Application Business
On April 30, 2012, Delphi completed the sale of its Thermal Special Application business located in Italy. The net sales of this business were approximately $23 million for the period from January 1 to April 30, 2012. Delphi received net proceeds of $14 million from the sale and recognized a gain on divestiture of $4 million, which is included in cost of sales in the consolidated statement of operations for the year ended December 31, 2012. The results of operations, including the gain on divestiture were not significant to the consolidated financial statements in any period presented, and the divestiture did not meet the discontinued operations criteria.
Purchase of Noncontrolling Interest in JV
In February 2012, Delphi’s Powertrain segment completed the acquisition of the remaining ownership interest in a majority-owned joint venture for a purchase price of $16 million. The acquisition was not material to the Company’s consolidated financial statements. Delphi previously had effective control of the joint venture and consolidated its results. The acquisition resulted in the elimination of the non-controlling interest.
Other
During the year ended December 31, 2013, Delphi executed an asset purchase agreement to acquire certain assets, consisting primarily of machinery and equipment at fair value, from Delphi Packard Electric Systems Co., Ltd., a majority-owned joint venture, for approximately $174 million. Delphi previously had effective control of the joint venture and consolidated its results. The acquisition was accounted for as a common control transaction at carrying amounts, with the excess of the consideration paid over the carrying value of the assets acquired attributable to the non-controlling interest of the joint venture recorded as a decrease in the additional paid-in capital of the Company.
During the year ended December 31, 2013, Delphi sold a European manufacturing facility that was closed as a result of its overall restructuring program, and received proceeds of approximately $20 million and recognized a gain on the disposal of approximately $11 million in cost of sales.